Offerings	Mar. 05, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. (3) Debt securities may be issued by Medtronic Global Holdings S.C.A. and/or Medtronic, Inc.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. (3) Medtronic Public Limited Company may fully and unconditionally guarantee debt securities issued by each of Medtronic Global Holdings S.C.A. and Medtronic, Inc. No separate consideration will be received for such guarantees of debt securities. In accordance with Rule 457(n) of the Securities Act, no separate fee is payable with respect to such guarantees. (4) Medtronic Global Holdings S.C.A. may fully and unconditionally guarantee debt securities issued by Medtronic, Inc. No separate consideration will be received for such guarantees of debt securities. In accordance with Rule 457(n) of the Securities Act, no separate fee is payable with respect to such guarantees. (5) Medtronic Inc. may fully and unconditionally guarantee debt securities issued by Medtronic Global Holdings S.C.A. No separate consideration will be received for such guarantees of debt securities. In accordance with Rule 457(n) of the Securities Act, no separate fee is payable with respect to such guarantees.